Tradr 2X Short APLD Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$4,839,434
TOTAL NET ASSETS — 100.0%	$4,839,434

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Applied Digital Corp	Pay	-1.37% (OBFR01* - 500bps)	At Maturity	2/24/2027	$(280,127)	$-	$(76,974)
Marex	Applied Digital Corp	Pay	0.63% (OBFR01* - 300bps)	At Maturity	3/10/2027	(11,635,524)	-	1,173,510
TOTAL EQUITY SWAP CONTRACTS								$1,096,536

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.